Loans Receivables Related Parties (Details) - Schedule of the Activity in the Allowance for Credit Loss - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Schedule of the Activity in the Allowance for Credit Loss [Abstract]
Balance at beginning of year	$ 7,309,516	$ 832,170
Provision	4,417,126	7,267,026	$ 309,023
Effect of translation adjustment	(172,570)	(789,680)
Balance at end	$ 11,554,072	$ 7,309,516	$ 832,170